Centre Global Infrastructure Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Australia - 1.8%
Industrial Services - 1.8%
Transurban Group	92,551	851,556

Canada - 13.1%
Oil & Gas - 10.0%(b)
Enbridge, Inc.	57,518	2,608,215
Pembina Pipeline Corp.	18,947	711,408
TC Energy Corp.	29,776	1,453,650
		4,773,273
Telecommunications - 1.7%(b)
TELUS Corp.	48,783	783,466
		$–
Utilities - 1.4%(b)
Northland Power, Inc.	42,643	669,198
Total Canada		6,225,937

France - 1.7%
Telecommunications - 1.0%(b)
Orange SA	31,032	472,098
		$–
Utilities - 0.7%(b)
Engie SA	15,475	363,210
Total France		835,308

Germany - 4.9%
Telecommunications - 4.1%(b)
Deutsche Telekom AG	53,144	1,938,758
		$–
Utilities - 0.8%(b)
E.ON SE	21,413	394,117
Total Germany		2,332,875

Italy - 3.2%
Utilities - 3.2%(b)
Enel SpA	160,404	1,522,169

Japan - 8.0%
Telecommunications - 8.0%(b)
KDDI Corp.	84,500	1,455,227
NTT, Inc.	455,600	487,222
SoftBank Corp.	435,400	674,242
SoftBank Group Corp.	16,600	1,212,104
Total Japan		3,828,795

Netherlands - 0.7%
Telecommunications - 0.7%(b)
Koninklijke KPN NV	64,153	312,554

Singapore - 0.7%
Telecommunications - 0.7%(b)
Singapore Telecommunications Ltd.	118,900	357,214

Spain - 5.3%
Industrial Services - 2.1%
Aena SME SA (a)	23,850	636,614
Cellnex Telecom SA (a)	9,198	357,007
		993,621
Telecommunications - 0.9%(b)
Telefonica SA	80,802	424,317
		$–
Utilities - 2.3%(b)
Iberdrola SA	58,502	1,122,587
Total Spain		2,540,525

Switzerland - 2.1%
Industrial Products - 1.4%
ABB Ltd.	11,344	676,394
		$–
Telecommunications - 0.7%(b)
Swisscom AG	438	310,511
Total Switzerland		986,905

United Kingdom - 2.3%
Telecommunications - 1.0%(b)
Vodafone Group PLC	443,089	473,062
		$–
Utilities - 1.3%(b)
National Grid PLC	42,581	620,432
Total United Kingdom		1,093,494

United States - 53.6%(c)
Health Care - 4.2%
HCA Healthcare, Inc.	5,257	2,013,957
		$–
Oil & Gas - 16.0%(b)
Cheniere Energy, Inc.	6,399	1,558,284
Kinder Morgan, Inc.	55,932	1,644,401
ONEOK, Inc.	16,037	1,309,100
Targa Resources Corp.	6,134	1,067,807
Williams Cos., Inc.	32,421	2,036,363
		7,615,955
Telecommunications - 17.4%(b)
AT&T, Inc.	108,853	3,150,206
T-Mobile US, Inc.	7,522	1,792,192
Verizon Communications, Inc.	77,379	3,348,189
		8,290,587
Utilities - 16.0%(b)
American Electric Power Co., Inc.	4,630	480,409
Consolidated Edison, Inc.	2,992	300,247
Constellation Energy Corp.	2,728	880,489
Dominion Energy, Inc.	7,192	406,492
Duke Energy Corp.	6,795	801,810
Entergy Corp.	3,587	298,151
Exelon Corp.	8,729	379,013
NextEra Energy, Inc.	18,005	1,249,907
NRG Energy, Inc.	1,727	277,322
PG&E Corp.	18,458	257,305
Public Service Enterprise Group, Inc.	4,530	381,335
Sempra	5,737	434,692
Southern Co.	9,573	879,089
WEC Energy Group, Inc.	2,679	279,152
Xcel Energy, Inc.	4,861	331,034
		7,636,447
Total United States		25,556,946
TOTAL COMMON STOCKS (Cost $34,324,947)		46,444,278

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 4.24%(d)	456,080	456,080
TOTAL SHORT-TERM INVESTMENTS (Cost $456,080)		456,080

TOTAL INVESTMENTS - 98.4% (Cost $34,781,027)		46,900,358
Other Assets in Excess of Liabilities - 1.6%		780,511
TOTAL NET ASSETS - 100.0%		$47,680,869
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $993,621 or 2.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Centre Global Infrastructure Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	46,444,278	–	–	46,444,278
Money Market Funds	456,080	–	–	456,080
Total Investments	46,900,358	–	–	46,900,358

Refer to the Schedule of Investments for further disaggregation of investment categories.